STATEMENT OF CHANGES IN CONSOLIDATED SHAREHOLDERS' EQUITY (Parenthetical)	12 Months Ended
	Dec. 31, 2020 EUR (€) item shares
Costs incurred in relation to equity transactions , 2019	€ (787,000)
Impact of conversion of bonds held by Atlas and Negma	€ 8,841,000	[1]
Right to receive shares from Negma | shares	2,050,000
Biophytis shares to be received from Negma	€ (1,394,000)	[2]
Convertible notes to NEGMA
Impact of conversion of bonds held by Atlas and Negma	€ 680,000.000
Number of shares to be returned | shares	2,050,000
Value of shares to be returned	€ 23,500,000
Convertible notes to Atlas
Impact of conversion of bonds held by Atlas and Negma	€ 3,436,000
Conversion ratio	0.97
Shareholders' equity - Attributable to shareholders of Biophytis
Costs incurred in relation to equity transactions , 2019	€ (787,000)
Impact of conversion of bonds held by Atlas and Negma	8,841,000	[1]
Biophytis shares to be received from Negma	(1,394,000)	[2]
Share capital
Impact of conversion of bonds held by Atlas and Negma	4,116,000	[1]
Share capital | Convertible notes
Impact of conversion of bonds held by Atlas and Negma	€ 4,725,000
Number of bonds held by Atlas and Negma | item	398
Issue premium on bonds held by Atlas and Negma	€ 89,000
Share capital | Convertible notes to NEGMA
Bond discount rate	8.00%
Conversion ratio	0.92
Share capital | Convertible notes to Atlas
Bond discount rate	3.00%
Conversion ratio	0.97
Accumulated deficit and net loss
Biophytis shares to be received from Negma	€ (1,394,000)	[2]

[1]	The amount of € 4,725 thousand in premiums related to share capital corresponds to the impact of the conversion of 398 bonds held by Atlas and Negma and the IFRS adjustment relating to the issue premium of €89 thousand which reflects the 8% discount due to the conversion ratio of 0.92 for Negma bonds and the 3% discount due to the conversion ratio of 0.97 for Atlas bonds.
[2]	The judgment of the Paris Court of Appeal of November 18, 2020, in favour of Biophytis, ordered the return by Negma of the 2,050,000 Biophytis shares previously delivered following the judgment of May 7, 2020. As a result, the Company recognized as of December 31, 2020 the right to receive the 2,050,000 shares to be returned by Negma in equity for € 1,394 thousand in counterparts of the offset of the financial indemnity previously recorded as financial expense (see notes 12.2 and 14).